Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 1,020.1	$ 1,075.4
Translation adjustment	(174.6)	(55.3)
Goodwill, Ending Balance	$ 845.5	$ 1,020.1